RECLAMATION AND REMEDIATION LIABILITIES	12 Months Ended
Dec. 31, 2024
Reclamation And Remediation Liabilities [Abstract]
RECLAMATION AND REMEDIATION LIABILITIES [Text Block]

14 RECLAMATION AND REMEDIATION LIABILITIES

The Company's reclamation obligation relates to the restoration and closure of the Florida Canyon mine and other development projects. The reclamation provision has been calculated based on total estimated reclamation costs and discount back to its present value. The discount rate and inflation rate are adjusted annually to reflect current market assessments. The Company reviews and, if necessary, adjusts provisions at each reporting date.

Balance, December 31, 2022	$25,531
Acquisition of MPM (note 5)	114
Reclamation costs	(1,196)
Accretion	1,027
Change in estimates	16
Balance, December 31, 2023	25,492
Acquisition of FCGI (note 5)	29,817
Reclamation costs	(1,188)
Accretion	1,217
Change in estimates[1]	(811)
Balance, December 31, 2024	54,527
Less: current portion	1,615
Non-current portion	$52,912

1. Includes $0.48 million revised estimated costs of a closed mine with a corresponding expense recorded in other income (note 20).

The Company expects these obligations to be settled between 2025 - 2100. The discount rates used in discounting the estimated reclamation and remediation obligation were between 4.42% and 4.62% (2023 - 1.72% and 4.03%), and the inflation rate used was between 2.00% and 2.12% (2023- 2.00% and 2.50%).

The total undiscounted value of the reclamation obligation at December 31, 2024 was $83.3 million (2023 - $44.51 million).